Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans, including fees	$ 17,857	$ 19,537	$ 20,787
Taxable securities	1,240	973	1,163
Tax-exempt securities	901	1,016	1,152
Other interest income	35	48	166
Total interest income	20,033	21,574	23,268
Interest expense:
Deposits	4,560	5,387	7,116
Securities sold under agreements to repurchase	3	3	2
Short-term borrowings	1	1	1
Long-term debt		99	140
Other interest bearing liabilities	27	12	20
Total interest expense	4,591	5,502	7,279
Net interest income	15,442	16,072	15,989
Provision for loan losses	364	741	627
Net interest income after provision for loan losses	15,078	15,331	15,362
Noninterest income:
Trust fees	388	378	361
Customer service fees	1,346	1,428	1,673
Debit card fees	792	554	390
Earnings on bank owned life insurance and annuities	478	510	444
Commissions from sales of non-deposit products	273	358	446
Income from unconsolidated subsidiary	263	250	217
Securities impairment charge		(40)	(226)
Gain on sales or calls of securities	6	31	17
Gain (Loss) on sales of other assets	56	79	(19)
Prior period income from insurance sales			323
Other noninterest income	400	386	545
Total noninterest income	4,002	3,934	4,171
Noninterest expense:
Employee compensation expense	5,258	5,052	4,958
Employee benefits	1,686	1,565	1,667
Occupancy	957	939	940
Equipment	569	565	612
Data processing expense	1,326	1,397	1,325
Director compensation	284	335	416
Professional fees	462	515	392
Taxes, other than income	496	469	476
FDIC Insurance premiums	369	534	634
Intangible amortization	45	45	45
Other noninterest expense	1,406	1,304	1,154
Total noninterest expense	12,858	12,720	12,619
Income before income taxes	6,222	6,545	6,914
Provision for income taxes	1,542	1,630	1,808
Net income	$ 4,680	$ 4,915	$ 5,106
Earnings per share
Basic	$ 1.10	$ 1.14	$ 1.18
Diluted	$ 1.10	$ 1.14	$ 1.18
Cash dividends declared per share	$ 0.86	$ 0.82	$ 0.78
Weighted average basic shares outstanding	4,241,286	4,297,443	4,341,097
Weighted average diluted shares outstanding	4,244,507	4,300,966	4,345,236